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                              JOHN HANCOCK FUNDS II
                            CURRENCY STRATEGIES FUND

                       SUPPLEMENT DATED DECEMBER 23, 2010
                            TO THE CURRENT PROSPECTUS

Effective as of the date of this supplement, the dividend payment policy for this fund has changed as follows:

      The fund will declare and pay income dividends at least annually.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.